Related-Party Transactions - Summary of Total Compensation of the Company's Management (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel Compensation [Line Items]
Fixed	[1]	R$ 65,310	R$ 55,019	R$ 45,880
Variable	[2]	145,229	73,061	93,400
Total		210,539	128,080	139,280
Board of Directors [Member]
Key Management Personnel Compensation [Line Items]
Fixed	[1]	16,123	22,056	13,141
Variable	[2]	65,011	30,919	24,860
Total		81,134	52,975	38,001
Executive Board [Member]
Key Management Personnel Compensation [Line Items]
Fixed	[1]	49,187	32,963	32,739
Variable	[2]	80,218	42,142	68,540
Total		R$ 129,405	R$ 75,105	R$ 101,279

[1]	The line item “Executive Board” includes the amount of R$ 1,201 referred to the amortization of the Confidentiality and Non-Compete Agreement during the fiscal year ended December 31, 2020 (R$ 536 in the fiscal year ended December 31, 2019).
[2]	Refers to profit sharing regarding the Restricted Stock Plan and Strategy Acceleration Program, including charges, as applicable, to be determined in the year. The amounts include additions to and/or reversals of provisions made in the previous year, due to final assessment of the targets determined to the board members and officers, statutory and non-statutory, in relation to profit sharing.